UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549
                                 FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2006

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Snyder Capital Management, L.P.
Address:  One Market Plaza, Suite 1200
          San Francisco, CA  94105

Form 13F File Number:    28-6636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Sonja L. Commer
Title:    Chief Compliance Officer
Phone:    415-392-3900

Signature, Place and Date of Signing:
Sonja L. Commer                    San Francisco, CA   February 9, 2007
          [Signature]              [City, State]            [Date]

Report Type (Check only one.):

XXX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           1

Form 13F Information Table Entry Total:      62

Form 13F Information Table Value Total:      2,680,243 (x1000)


List of Other Included Managers:

NO.       Form 13F File Number          Name

1         28-6808        IXIS Asset Management North America L.P.

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
NAME OF ISSUER          TITLE CUSIP      VALUE    SHARES       INV.     OTH  VOTING AUTH
                        OF               X1000                 DISC.    ER
                        CLASS                                           MGR
                                                                             SOLE     SHR      NONE

Adesa Inc.              COM   00686U10   57986    2089600 SH   Defined       4300     1873500  211800
                              4
Advance Auto Parts      COM   00751Y10   6515     183200  SH   Defined       23400    137500   22300
Inc.                          6
Alpha Natural           COM   02076x10   81127    5701100 SH   Defined       120100   5028200  552800
Resources Inc.                2
Alpharma Inc. - Cl. A   COM   02081310   3061     127000  SH   Defined       400      104900   21700
                              1
American Greetings      COM   02637510   35516    1487900 SH   Defined       22400    1296000  169500
Corp. Cl A                    5
American Standard Cos   COM   02971210   18656    406900  SH   Defined       23700    362800   20400
Inc                           6
AnnTaylor Stores Corp.  COM   03611510   37628    1145800 SH   Defined       5500     1035500  104800
                              3
Arch Chemical Inc.      COM   03937R10   55571    1668300 SH   Defined       3800     1498200  166300
                              2
Armor Holdings Inc.     COM   04226010   23777    433500  SH   Defined       1000     418500   14000
                              9
Borders Group           COM   09970910   51535    2305800 SH   Defined       38700    1995400  271700
                              7
Brookfield Asset        COM   11258510   115833   2404173 SH   Defined       73025    2130873  200275
Management -                  4
CEC Entertainment,      COM   12513710   95512    2372961 SH   Defined       37800    2130761  204400
Inc.                          9
Cabot Corp.             COM   12705510   85313    1958074 SH   Defined       36400    1737474  184200
                              1
Cabot Microelectronics  COM   12709P10   78434    2310952 SH   Defined       45100    2068497  197355
                              3
Cambrex Corp.           COM   13201110   56350    2480200 SH   Defined       5100     2224100  251000
                              7
Capital Lease Funding   COM   14028810   35489    3059400 SH   Defined       6600     2700200  352600
Inc.                          1
Cedar Shopping Centers  COM   15060220   46605    2929300 SH   Defined       6000     2654300  269000
Inc.                          9
Central European Media  COM   G2004520   110664   1580918 SH   Defined       32300    1408218  140400
                              2
Charming Shoppes        COM   16113310   90920    6719893 SH   Defined       142300   5999393  578200
                              3
Comstock Resources      COM   20576820   47783    1538400 SH   Defined       3000     1353700  181700
Inc.                          3
Corn Products Intl Inc  COM   21902310   54856    1588200 SH   Defined       41400    1377800  169000
                              8
Curtiss-Wright Corp     COM   23156110   31893    860100  SH   Defined       48400    766000   45700
                              1
Cytec Industries, Inc.  COM   23282010   59522    1053300 SH   Defined       26000    933600   93700
                              0
DRS Technologies        COM   23330X10   57637    1094100 SH   Defined       2400     976600   115100
                              0
Devon Energy Corp.      COM   25179M10   40409    602396  SH   Defined       38560    527184   36652
                              3
Dress Barn Inc.         COM   26157010   21832    935792  SH   Defined       2700     824692   108400
                              5
Drew Industries         COM   26168L20   11075    425800  SH   Defined       900      354500   70400
                              5
Esterline Technologies  COM   29742510   49229    1223700 SH   Defined       3000     1178500  42200
Corp                          0
FTI Consulting          COM   30294110   54087    1939300 SH   Defined       4100     1718900  216300
                              9
Haemonetics Corp.       COM   40502410   35840    796100  SH   Defined       1700     711700   82700
                              0
Hasbro Inc.             COM   41805610   27027    991800  SH   Defined       44300    852300   95200
                              7
Hawaiian Electric Inds  COM   41987010   15731    579400  SH   Defined       1800     500500   77100
                              0
Henry Schein, Inc.      COM   80640710   5515     112600  SH   Defined       15600    82100    14900
                              2
Itron Inc               COM   46574110   39917    770010  SH   Defined       1700     687910   80400
                              6
Kelly Services Inc. -   COM   48815220   12524    432750  SH   Defined       2000     358750   72000
CL. A                         8
Kennametal Inc.         COM   48917010   93500    1588793 SH   Defined       30800    1417719  140274
                              0
Lance Inc               COM   51460610   22092    1100217 SH   Defined       2387     950489   147341
                              2
Liberty Media Corp. -   COM   53071M30   10760    109819  SH   Defined       16859    78239    14721
Ser A                         2
Liz Claiborne           COM   53932010   24524    564300  SH   Defined       34200    498500   31600
                              1
Nabors Industries Ltd   COM   G6359F10   10908    366300  SH   Defined       56200    262300   47800
                              3
Nautilus Inc.           COM   63910B10   43578    3112700 SH   Defined       6600     2794800  311300
                              2
Novagold Resources      COM   66987E20   86679    5051200 SH   Defined       99300    4486600  465300
Inc.                          6
O'Reilly Automotive     COM   68609110   8298     258812  SH   Defined       35000    190412   33400
Inc.                          9
Officemax, Inc          COM   67622P10   24428    492000  SH   Defined       32700    430700   28600
                              1
Parexel Intl Corp       COM   69946210   42632    1471576 SH   Defined       3200     1311176  157200
                              7
Patterson-UTI Energy    COM   70348110   80261    3455037 SH   Defined       63600    3079737  311700
Inc.                          1
R.R. Donnelley & Sons   COM   25786710   8775     246900  SH   Defined       44200    160000   42700
                              1
Regis Corp.             COM   75893210   53110    1343200 SH   Defined       3100     1195500  144600
                              7
Republic Services Inc.  COM   76075910   15043    369875  SH   Defined       53500    256075   60300
- Cl.A                        0
Scholastic Corp.        COM   80706610   21805    608396  SH   Defined       1700     546800   59896
                              5
Shaw Group Inc.         COM   82028010   58766    1754200 SH   Defined       54700    1528500  171000
                              5
Simpson Manufacturing   COM   82907310   35840    1132400 SH   Defined       40600    953300   138500
                              5
Steelcase Inc. Cl A     COM   85815520   5873     323400  SH   Defined       47200    231300   44900
                              3
Triarc Companies        COM   89592710   5542     254923  SH   Defined       2000     230923   22000
                              1
Triarc Cos-B            COM   89592730   41838    2091900 SH   Defined       3600     1869300  219000
                              9
UGI Corp.               COM   90268110   95691    3507748 SH   Defined       65400    3150548  291800
                              5
United Stationers Inc   COM   91300410   69125    1480500 SH   Defined       48500    1304900  127100
                              7
Universal Health        COM   91390310   23292    420200  SH   Defined       27100    369600   23500
Services - B                  0
Urban Outfitters Inc.   COM   91704710   9433     409600  SH   Defined       59300    293700   56600
                              2
Warnaco Group           COM   93439040   67716    2668084 SH   Defined       5800     2389000  273284
                              2
Williams-Sonoma Inc     COM   96990410   25451    809500  SH   Defined       40600    730100   38800
                              1
Zale Corp.              COM   98885810   43915    1556700 SH   Defined       63900    1346900  145900
                              6


